GENERAL (Schedule of Purchase Price) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 21, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Warrants	$ 1,500			$ 1,500
Cyberseal [Member]
Business Acquisition [Line Items]
Cash	2,560
Warrants	1,500 [1]			$ 1,500
Total purchase price	$ 4,060

[1]	Represents the fair value of 898,204 warrants to purchase the shares of Magal, granted upon consummation of the acquisition. The fair value of these options was determined using a Binomial valuation model with the following assumptions: Contractual term of 6-7 years, risk-free interest rate of 1.78%-3.65%, expected volatility of 44.59%-57.31% and no dividend yield.